Document And Entity Information	Mar. 01, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 01, 2021
Entity Registrant Name	BEACON ROOFING SUPPLY, INC.
Entity Central Index Key	0001124941
Entity Emerging Growth Company	false
Entity File Number	000-50924
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-4173371
Entity Address, Address Line One	505 Huntmar Park Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20170
City Area Code	571
Local Phone Number	323-3939
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	Beacon Roofing Supply, Inc. filed a Current Report on Form 8-K with the Securities and Exchange Commission on March 3, 2021 (the “Prior 8-K”) announcing that the Board of Directors had appointed Earl Newsome, Jr. to serve as a director. The purpose of this Current Report on Form 8-K/A is to announce that on August 11, 2021, the Board appointed Mr. Newsome to serve on the Board's Nominating and Governance Committee. The remainder of the information contained in the Prior 8-K is not hereby amended.
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	BECN
Security Exchange Name	NASDAQ